Schedule of Investments(a)
May 31, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–77.40%
Advertising–0.07%
Omnicom Group, Inc.	728	$67,675
Trade Desk, Inc. (The), Class A(b)	924	85,729
		153,404
Aerospace & Defense–1.45%
Boeing Co. (The)(b)	736	130,721
General Dynamics Corp.	1,511	452,952
General Electric Co.	4,978	822,067
L3Harris Technologies, Inc.	519	116,687
Lockheed Martin Corp.	1,373	645,777
Northrop Grumman Corp.	739	333,119
RTX Corp.	3,582	386,175
TransDigm Group, Inc.	190	255,214
		3,142,712
Agricultural & Farm Machinery–0.16%
Deere & Co.	937	351,150
Agricultural Products & Services–0.04%
Archer-Daniels-Midland Co.	1,308	81,672
Air Freight & Logistics–0.33%
Expeditors International of Washington, Inc.	1,288	155,719
FedEx Corp.	1,074	272,753
United Parcel Service, Inc., Class B	2,046	284,251
		712,723
Apparel Retail–0.23%
Ross Stores, Inc.	663	92,661
TJX Cos., Inc. (The)	4,014	413,843
		506,504
Apparel, Accessories & Luxury Goods–0.07%
lululemon athletica, inc.(b)	503	156,931
Application Software–1.56%
Adobe, Inc.(b)	2,275	1,011,829
ANSYS, Inc.(b)	100	31,745
Autodesk, Inc.(b)	494	99,590
Cadence Design Systems, Inc.(b)	1,011	289,459
Datadog, Inc., Class A(b)	764	84,178
HubSpot, Inc.(b)	59	36,052
Intuit, Inc.	609	351,052
Palantir Technologies, Inc., Class A(b)	7,447	161,451
Roper Technologies, Inc.	770	410,225
Salesforce, Inc.	1,989	466,301
Synopsys, Inc.(b)	505	283,204
Workday, Inc., Class A(b)	582	123,064
Zoom Video Communications, Inc., Class A(b)	732	44,901
		3,393,051
Asset Management & Custody Banks–0.50%
Ameriprise Financial, Inc.(c)	223	97,364
Bank of New York Mellon Corp. (The)	3,916	233,433
Shares		Value
Asset Management & Custody Banks–(continued)
BlackRock, Inc.	180	$138,965
Blackstone, Inc., Class A	2,203	265,461
KKR & Co., Inc., Class A	821	84,432
Northern Trust Corp.	932	78,512
State Street Corp.	1,460	110,361
T. Rowe Price Group, Inc.	579	68,224
		1,076,752
Automobile Manufacturers–1.09%
Ford Motor Co.	29,593	358,963
General Motors Co.	20,944	942,271
Tesla, Inc.(b)	5,924	1,054,946
		2,356,180
Automotive Parts & Equipment–0.05%
Aptiv PLC(b)	1,232	102,576
Automotive Retail–0.26%
AutoZone, Inc.(b)	82	227,135
O’Reilly Automotive, Inc.(b)	352	339,068
		566,203
Biotechnology–1.78%
AbbVie, Inc.(c)	6,321	1,019,198
Amgen, Inc.	2,997	916,632
Biogen, Inc.(b)	360	80,978
BioMarin Pharmaceutical, Inc.(b)	225	16,891
BioNTech SE, ADR (Germany)(b)	2,661	267,697
Gilead Sciences, Inc.	6,162	396,032
Incyte Corp.(b)	948	54,785
Moderna, Inc.(b)	728	103,776
Regeneron Pharmaceuticals, Inc.(b)	474	464,596
Vertex Pharmaceuticals, Inc.(b)	1,198	545,497
		3,866,082
Broadcasting–0.06%
Fox Corp., Class A(c)	4,041	139,132
Broadline Retail–2.52%
Amazon.com, Inc.(b)	28,158	4,968,197
Coupang, Inc. (South Korea)(b)	2,709	61,603
eBay, Inc.	3,941	213,681
MercadoLibre, Inc. (Brazil)(b)	134	231,228
		5,474,709
Building Products–0.25%
Carrier Global Corp.	2,730	172,509
Johnson Controls International PLC	1,974	141,950
Trane Technologies PLC	718	235,116
		549,575
Cable & Satellite–0.61%
Charter Communications, Inc., Class A(b)(c)	648	186,054
Comcast Corp., Class A	28,377	1,135,931
Sirius XM Holdings, Inc.(c)	645	1,819
		1,323,804

See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage U.S. Fund

Shares		Value
Cargo Ground Transportation–0.07%
Old Dominion Freight Line, Inc.	801	$140,375
Casinos & Gaming–0.02%
Las Vegas Sands Corp.	913	41,112
Commodity Chemicals–0.13%
Dow, Inc.	2,832	163,208
LyondellBasell Industries N.V., Class A	1,225	121,790
		284,998
Communications Equipment–0.80%
Arista Networks, Inc.(b)	652	194,068
Cisco Systems, Inc.	22,620	1,051,830
Motorola Solutions, Inc.	1,328	484,600
		1,730,498
Computer & Electronics Retail–0.04%
Best Buy Co., Inc.	1,000	84,820
Construction Machinery & Heavy Transportation Equipment– 0.73%
Caterpillar, Inc.	2,963	1,003,035
Cummins, Inc.(c)	739	208,198
PACCAR, Inc.	3,506	376,895
		1,588,128
Construction Materials–0.09%
Martin Marietta Materials, Inc.	146	83,524
Vulcan Materials Co.	466	119,189
		202,713
Consumer Electronics–0.12%
Garmin Ltd.	1,520	249,052
Consumer Finance–0.46%
American Express Co.	2,123	509,520
Capital One Financial Corp.	1,786	245,807
Discover Financial Services	1,992	244,339
		999,666
Consumer Staples Merchandise Retail–1.35%
Costco Wholesale Corp.	1,630	1,320,121
Dollar General Corp.	267	36,555
Dollar Tree, Inc.(b)	267	31,493
Target Corp.(c)	1,594	248,919
Walmart, Inc.	19,791	1,301,456
		2,938,544
Copper–0.09%
Freeport-McMoRan, Inc.	3,502	184,660
Southern Copper Corp. (Mexico)(c)	92	10,908
		195,568
Data Center REITs–0.16%
Digital Realty Trust, Inc.	672	97,668
Equinix, Inc.	324	247,206
		344,874
Distillers & Vintners–0.08%
Brown-Forman Corp., Class B(c)	494	22,655
Constellation Brands, Inc., Class A	622	155,643
		178,298
Shares		Value
Distributors–0.04%
Genuine Parts Co.	627	$90,376
Diversified Banks–2.50%
Bank of America Corp.	26,570	1,062,534
Citigroup, Inc.	13,796	859,629
Fifth Third Bancorp	2,065	77,272
JPMorgan Chase & Co.	9,747	1,975,035
NU Holdings Ltd., Class A (Brazil)(b)	20,706	245,987
PNC Financial Services Group, Inc. (The)	1,090	171,555
U.S. Bancorp	3,753	152,184
Wells Fargo & Co.	14,731	882,682
		5,426,878
Diversified Financial Services–0.06%
Apollo Global Management, Inc.	1,144	132,887
Diversified Support Services–0.16%
Cintas Corp.	359	243,391
Copart, Inc.(b)	1,910	101,345
		344,736
Drug Retail–0.02%
Walgreens Boots Alliance, Inc.(c)	1,986	32,213
Electric Utilities–1.34%
American Electric Power Co., Inc.	1,797	162,179
Avangrid, Inc.	71	2,557
Constellation Energy Corp.	1,196	259,831
Duke Energy Corp.	4,442	460,058
Edison International(c)	1,748	134,334
Entergy Corp.	1,214	136,563
Eversource Energy	1,458	86,357
Exelon Corp.	3,355	125,980
FirstEnergy Corp.	2,423	97,550
NextEra Energy, Inc.	7,565	605,351
PG&E Corp.	4,264	79,055
PPL Corp.	5,714	167,592
Southern Co. (The)	4,882	391,243
Xcel Energy, Inc.	3,588	198,955
		2,907,605
Electrical Components & Equipment–0.37%
AMETEK, Inc.	603	102,257
Eaton Corp. PLC	1,460	485,961
Emerson Electric Co.	1,282	143,789
Rockwell Automation, Inc.	304	78,289
		810,296
Electronic Components–0.33%
Amphenol Corp., Class A	4,878	645,701
Corning, Inc.	2,037	75,899
		721,600
Electronic Equipment & Instruments–0.06%
Keysight Technologies, Inc.(b)	744	103,029
Zebra Technologies Corp., Class A(b)	65	20,302
		123,331
Electronic Manufacturing Services–0.09%
TE Connectivity Ltd.	1,326	198,502
See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage U.S. Fund

Shares		Value
Environmental & Facilities Services–0.46%
Republic Services, Inc.	1,650	$305,564
Waste Connections, Inc.	1,392	228,733
Waste Management, Inc.	2,188	461,077
		995,374
Fertilizers & Agricultural Chemicals–0.04%
Corteva, Inc.	1,598	89,392
Financial Exchanges & Data–0.58%
CME Group, Inc., Class A	1,765	358,260
Intercontinental Exchange, Inc.	1,937	259,364
Moody’s Corp.	378	150,062
MSCI, Inc.	183	90,617
Nasdaq, Inc.	1,353	79,868
S&P Global, Inc.	736	314,647
		1,252,818
Food Distributors–0.04%
Sysco Corp.	1,075	78,282
Food Retail–0.10%
Kroger Co. (The)	3,974	208,118
Footwear–0.06%
NIKE, Inc., Class B	1,435	136,397
Gold–0.03%
Newmont Corp.	1,386	58,129
Health Care Distributors–0.29%
Cardinal Health, Inc.	1,166	115,749
Cencora, Inc.	619	140,247
McKesson Corp.	662	377,068
		633,064
Health Care Equipment–1.30%
Abbott Laboratories	4,713	481,621
Baxter International, Inc.	609	20,761
Becton, Dickinson and Co.	1,421	329,629
Boston Scientific Corp.(b)	5,380	406,567
DexCom, Inc.(b)	832	98,817
Edwards Lifesciences Corp.(b)	719	62,474
GE HealthCare Technologies, Inc.	954	74,412
IDEXX Laboratories, Inc.(b)	238	118,274
Intuitive Surgical, Inc.(b)	850	341,802
Medtronic PLC	5,018	408,315
ResMed, Inc.(c)	178	36,727
STERIS PLC	239	53,268
Stryker Corp.	1,020	347,912
Zimmer Biomet Holdings, Inc.	254	29,248
		2,809,827
Health Care Facilities–0.18%
HCA Healthcare, Inc.	1,141	387,655
Health Care REITs–0.14%
Alexandria Real Estate Equities, Inc.(c)	966	114,954
Ventas, Inc.	1,167	58,653
Welltower, Inc.(c)	1,280	132,698
		306,305
Shares		Value
Health Care Services–0.60%
Cigna Group (The)	1,902	$655,467
CVS Health Corp.	8,496	506,362
Labcorp Holdings, Inc.	409	79,718
Quest Diagnostics, Inc.	471	66,868
		1,308,415
Health Care Supplies–0.03%
Align Technology, Inc.(b)	193	49,642
Solventum Corp.(b)	242	14,360
		64,002
Health Care Technology–0.03%
Veeva Systems, Inc., Class A(b)	357	62,207
Heavy Electrical Equipment–0.10%
GE Vernova, Inc.(b)	1,238	217,764
Home Improvement Retail–0.84%
Home Depot, Inc. (The)	3,865	1,294,272
Lowe’s Cos., Inc.	2,347	519,368
		1,813,640
Homebuilding–0.27%
D.R. Horton, Inc.	1,960	289,688
Lennar Corp., Class A	1,896	304,024
		593,712
Hotels, Resorts & Cruise Lines–0.55%
Airbnb, Inc., Class A(b)	1,525	221,018
Booking Holdings, Inc.	166	626,874
Expedia Group, Inc.(b)	570	64,330
Hilton Worldwide Holdings, Inc.	763	153,058
Marriott International, Inc., Class A	584	135,004
		1,200,284
Household Products–1.19%
Church & Dwight Co., Inc.	774	82,826
Clorox Co. (The)(c)	394	51,834
Colgate-Palmolive Co.	4,700	436,912
Kimberly-Clark Corp.	1,064	141,831
Procter & Gamble Co. (The)	11,355	1,868,352
		2,581,755
Human Resource & Employment Services–0.34%
Automatic Data Processing, Inc.	2,513	615,484
Paychex, Inc.(c)	1,095	131,575
		747,059
Industrial Conglomerates–0.21%
3M Co.	961	96,235
Honeywell International, Inc.	1,743	352,417
		448,652
Industrial Gases–0.58%
Air Products and Chemicals, Inc.(c)	673	179,489
Linde PLC	2,461	1,071,815
		1,251,304
Industrial Machinery & Supplies & Components–0.40%
Dover Corp.	515	94,667
Fortive Corp.	1,696	126,250
Illinois Tool Works, Inc.	1,170	284,018
See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage U.S. Fund

Shares		Value
Industrial Machinery & Supplies & Components–(continued)
Otis Worldwide Corp.	1,531	$151,875
Parker-Hannifin Corp.	416	221,113
		877,923
Industrial REITs–0.12%
Prologis, Inc.	2,404	265,618
Insurance Brokers–0.59%
Aon PLC, Class A	1,022	287,836
Arthur J. Gallagher & Co.	1,124	284,743
Marsh & McLennan Cos., Inc.	2,882	598,245
Willis Towers Watson PLC	410	104,669
		1,275,493
Integrated Oil & Gas–1.61%
Chevron Corp.	6,528	1,059,494
Exxon Mobil Corp.	18,387	2,156,060
Occidental Petroleum Corp.	4,289	268,063
		3,483,617
Integrated Telecommunication Services–1.92%
AT&T, Inc.	67,798	1,235,280
Verizon Communications, Inc.	71,396	2,937,945
		4,173,225
Interactive Home Entertainment–0.16%
Electronic Arts, Inc.	2,443	324,626
Roblox Corp., Class A(b)(c)	537	18,054
		342,680
Interactive Media & Services–5.99%
Alphabet, Inc., Class A(b)	39,501	6,813,923
Meta Platforms, Inc., Class A	13,256	6,188,298
		13,002,221
Internet Services & Infrastructure–0.09%
Snowflake, Inc., Class A(b)	363	49,433
VeriSign, Inc.(b)	803	139,979
		189,412
Investment Banking & Brokerage–0.42%
Charles Schwab Corp. (The)	2,033	148,978
Goldman Sachs Group, Inc. (The)	1,082	493,955
Morgan Stanley	2,731	267,201
		910,134
IT Consulting & Other Services–1.24%
Accenture PLC, Class A	2,561	722,945
Cognizant Technology Solutions Corp., Class A	4,931	326,185
EPAM Systems, Inc.(b)	160	28,469
International Business Machines Corp.	9,658	1,611,437
		2,689,036
Life & Health Insurance–0.24%
Aflac, Inc.(c)	1,919	172,461
MetLife, Inc.	3,439	248,880
Principal Financial Group, Inc.	596	48,896
Prudential Financial, Inc.	434	52,232
		522,469
Shares		Value
Life Sciences Tools & Services–0.64%
Agilent Technologies, Inc.	871	$113,587
Danaher Corp.	2,214	568,555
Illumina, Inc.(b)	193	20,126
IQVIA Holdings, Inc.(b)	217	47,543
Mettler-Toledo International, Inc.(b)	55	77,225
Thermo Fisher Scientific, Inc.	841	477,671
Waters Corp.(b)(c)	72	22,241
West Pharmaceutical Services, Inc.	190	62,968
		1,389,916
Managed Health Care–1.45%
Centene Corp.(b)	3,075	220,139
Elevance Health, Inc.	906	487,863
Humana, Inc.	707	253,191
UnitedHealth Group, Inc.	4,400	2,179,628
		3,140,821
Metal, Glass & Plastic Containers–0.01%
Ball Corp.	378	26,245
Movies & Entertainment–0.41%
Liberty Media Corp.-Liberty Formula One(b)(c)	1,189	88,153
Netflix, Inc.(b)	791	507,521
Walt Disney Co. (The)	2,223	230,992
Warner Bros. Discovery, Inc.(b)	7,121	58,677
		885,343
Multi-Family Residential REITs–0.10%
AvalonBay Communities, Inc.	590	113,681
Equity Residential	1,473	95,789
		209,470
Multi-line Insurance–0.08%
American International Group, Inc.	2,249	177,266
Multi-Sector Holdings–2.56%
Berkshire Hathaway, Inc., Class B(b)(c)	13,385	5,546,744
Multi-Utilities–0.68%
Ameren Corp.	1,264	92,740
CMS Energy Corp.	1,497	94,206
Consolidated Edison, Inc.	1,936	183,049
Dominion Energy, Inc.	3,661	197,401
DTE Energy Co.	1,215	141,584
Public Service Enterprise Group, Inc.	6,307	477,818
Sempra	1,939	149,361
WEC Energy Group, Inc.	1,838	148,933
		1,485,092
Oil & Gas Equipment & Services–0.15%
Baker Hughes Co., Class A	2,563	85,809
Halliburton Co.	2,369	86,942
Schlumberger N.V.	3,368	154,558
		327,309
Oil & Gas Exploration & Production–0.61%
ConocoPhillips	5,047	587,874
Coterra Energy, Inc.	3,958	112,882
Devon Energy Corp.	1,635	80,246
Diamondback Energy, Inc.	560	111,586
See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage U.S. Fund

Shares		Value
Oil & Gas Exploration & Production–(continued)
EOG Resources, Inc.	2,103	$261,929
Hess Corp.	1,128	173,825
		1,328,342
Oil & Gas Refining & Marketing–0.60%
Marathon Petroleum Corp.	3,579	632,087
Phillips 66	2,107	299,426
Valero Energy Corp.	2,337	367,236
		1,298,749
Oil & Gas Storage & Transportation–0.35%
Cheniere Energy, Inc.	1,806	284,969
Kinder Morgan, Inc.	8,896	173,383
ONEOK, Inc.	1,223	99,063
Williams Cos., Inc. (The)	4,768	197,919
		755,334
Other Specialized REITs–0.11%
VICI Properties, Inc.	8,141	233,728
Other Specialty Retail–0.02%
Ulta Beauty, Inc.(b)(c)	131	51,757
Packaged Foods & Meats–0.62%
Campbell Soup Co.(c)	892	39,587
Conagra Brands, Inc.	2,320	69,321
General Mills, Inc.(c)	3,547	243,856
Hershey Co. (The)	753	148,966
Hormel Foods Corp.	1,948	60,349
J.M. Smucker Co. (The)	1,039	115,994
Kellanova	1,873	113,017
Kraft Heinz Co. (The)	5,453	192,873
McCormick & Co., Inc.(c)	305	22,027
Mondelez International, Inc., Class A	4,570	313,182
Tyson Foods, Inc., Class A	340	19,465
		1,338,637
Paper & Plastic Packaging Products & Materials–0.04%
Amcor PLC	7,448	75,746
Passenger Airlines–0.01%
Delta Air Lines, Inc.(c)	196	10,000
Southwest Airlines Co.(c)	146	3,919
		13,919
Passenger Ground Transportation–0.12%
Uber Technologies, Inc.(b)	3,995	257,917
Personal Care Products–0.03%
Estee Lauder Cos., Inc. (The), Class A	524	64,641
Pharmaceuticals–3.81%
Bristol-Myers Squibb Co.	13,481	553,934
Eli Lilly and Co.	4,189	3,436,404
Johnson & Johnson	14,127	2,072,007
Merck & Co., Inc.	11,389	1,429,775
Pfizer, Inc.	19,884	569,876
Royalty Pharma PLC, Class A	1,523	41,746
Zoetis, Inc.	940	159,386
		8,263,128
Shares		Value
Property & Casualty Insurance–1.04%
Allstate Corp. (The)	657	$110,061
Arch Capital Group Ltd.(b)	2,473	253,804
Chubb Ltd.	2,357	638,323
Hartford Financial Services Group, Inc. (The)	1,473	152,382
Markel Group, Inc.(b)	84	137,893
Progressive Corp. (The)	3,343	705,975
Travelers Cos., Inc. (The)	1,213	261,644
		2,260,082
Rail Transportation–0.48%
CSX Corp.	9,641	325,384
Norfolk Southern Corp.	537	120,717
Union Pacific Corp.	2,585	601,840
		1,047,941
Real Estate Services–0.13%
CBRE Group, Inc., Class A(b)	1,351	118,982
CoStar Group, Inc.(b)(c)	2,058	160,874
		279,856
Regional Banks–0.18%
M&T Bank Corp.	658	99,753
Regions Financial Corp.	3,524	68,189
Truist Financial Corp.	5,671	214,080
		382,022
Research & Consulting Services–0.07%
Equifax, Inc.	147	34,014
Verisk Analytics, Inc.	504	127,401
		161,415
Restaurants–0.77%
Chipotle Mexican Grill, Inc.(b)	94	294,175
DoorDash, Inc., Class A(b)	334	36,777
McDonald’s Corp.	4,009	1,037,890
Starbucks Corp.	1,335	107,094
Yum! Brands, Inc.(c)	1,401	192,539
		1,668,475
Retail REITs–0.14%
Realty Income Corp.	4,417	234,366
Simon Property Group, Inc.	385	58,254
		292,620
Self-Storage REITs–0.17%
Extra Space Storage, Inc.(c)	643	93,087
Public Storage	1,019	279,033
		372,120
Semiconductor Materials & Equipment–0.89%
Applied Materials, Inc.	4,517	971,516
Enphase Energy, Inc.(b)	160	20,464
KLA Corp.	466	353,941
Lam Research Corp.	629	586,505
		1,932,426
Semiconductors–6.58%
Advanced Micro Devices, Inc.(b)	3,605	601,674
Analog Devices, Inc.	1,634	383,157
Broadcom, Inc.	1,305	1,733,758
See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage U.S. Fund

Shares		Value
Semiconductors–(continued)
Intel Corp.	9,469	$292,119
Marvell Technology, Inc.	1,560	107,344
Microchip Technology, Inc.	2,295	223,143
Micron Technology, Inc.	2,011	251,375
NVIDIA Corp.	7,606	8,338,686
ON Semiconductor Corp.(b)	1,481	108,172
QUALCOMM, Inc.	5,038	1,028,004
Skyworks Solutions, Inc.	949	87,934
Texas Instruments, Inc.	5,747	1,120,722
		14,276,088
Soft Drinks & Non-alcoholic Beverages–0.82%
Coca-Cola Co. (The)	10,726	674,987
Keurig Dr Pepper, Inc.	2,341	80,179
Monster Beverage Corp.(b)	1,501	77,932
PepsiCo, Inc.	5,463	944,553
		1,777,651
Specialty Chemicals–0.34%
Albemarle Corp.(c)	510	62,521
DuPont de Nemours, Inc.	1,554	127,677
Ecolab, Inc.	889	206,426
International Flavors & Fragrances, Inc.	259	24,910
PPG Industries, Inc.	559	73,458
Sherwin-Williams Co. (The)	794	241,217
		736,209
Steel–0.17%
Nucor Corp.	2,124	358,637
Systems Software–5.01%
CrowdStrike Holdings, Inc., Class A(b)	1,178	369,503
Fortinet, Inc.(b)	1,631	96,751
Microsoft Corp.	22,741	9,440,472
Oracle Corp.	3,316	388,602
Palo Alto Networks, Inc.(b)	976	287,832
ServiceNow, Inc.(b)	439	288,392
		10,871,552
Technology Distributors–0.07%
CDW Corp.	669	149,602
Technology Hardware, Storage & Peripherals–3.60%
Apple, Inc.	38,441	7,390,282
Hewlett Packard Enterprise Co.	11,696	206,434
HP, Inc.	2,829	103,259
NetApp, Inc.	954	114,890
		7,814,865
Telecom Tower REITs–0.28%
American Tower Corp.	1,876	367,208
Crown Castle, Inc.	1,478	151,495
SBA Communications Corp., Class A	485	95,390
		614,093
Timber REITs–0.03%
Weyerhaeuser Co.	2,041	61,291
Tobacco–0.51%
Altria Group, Inc.	14,214	657,397
Shares		Value
Tobacco–(continued)
Philip Morris International, Inc.	4,502	$456,413
		1,113,810
Trading Companies & Distributors–0.14%
Fastenal Co.(c)	2,760	182,105
W.W. Grainger, Inc.	143	131,769
		313,874
Transaction & Payment Processing Services–2.31%
Block, Inc., Class A(b)	648	41,524
Corpay, Inc.(b)	370	99,038
Fidelity National Information Services, Inc.	1,603	121,636
Fiserv, Inc.(b)	2,205	330,221
Global Payments, Inc.	1,300	132,405
Mastercard, Inc., Class A	2,363	1,056,426
PayPal Holdings, Inc.(b)	2,956	186,198
Visa, Inc., Class A(c)	11,179	3,045,830
		5,013,278
Water Utilities–0.03%
American Water Works Co., Inc.	539	70,485
Wireless Telecommunication Services–0.36%
T-Mobile US, Inc.	4,477	783,296
Total Common Stocks & Other Equity Interests (Cost $135,892,056)		167,918,005
Principal Amount
Equity Linked Notes–3.53%
Diversified Banks–2.84%
Bank of Nova Scotia (The) (S&P 500® Index) (Canada), 201.85%, 06/17/2024(d)	$804,000	797,860
Canadian Imperial Bank of Commerce (S&P 500® Index) (Canada),
191.50%, 06/20/2024(d)	376,000	371,403
174.50%, 06/21/2024(d)	577,000	564,159
Citigroup, Inc. (S&P 500® Index),
158.25%, 06/03/2024(d)	645,000	592,595
169.32%, 06/05/2024(d)	391,000	307,025
146.20%, 07/03/2024(d)	728,000	716,747
HSBC Bank PLC (S&P 500® Index) (United Kingdom), 195.19%, 06/13/2024(d)	803,000	785,274
HSBC Holdings PLC (S&P 500® Index) (United Kingdom),
202.47%, 06/12/2024(d)	802,000	777,295
175.71%, 06/26/2024(d)	355,000	350,239
154.12%, 07/05/2024(d)	407,000	407,000
Toronto-Dominion Bank (The) (S&P 500® Index) (Canada), 135.00%, 07/01/2024(d)	510,000	498,828
		6,168,425
Diversified Capital Markets–0.69%
UBS AG (S&P 500® Index) (Switzerland), 172.85%, 06/06/2024(d)	556,000	510,183
See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage U.S. Fund

Principal Amount		Value
Diversified Capital Markets–(continued)
UBS Group AG (S&P 500® Index) (Switzerland),
254.46%, 06/10/2024(d)	$358,000	$344,024
170.14%, 06/27/2024(d)	652,000	640,758
		1,494,965
Total Equity Linked Notes (Cost $7,964,000)		7,663,390
Shares
Money Market Funds–19.58%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(e)(f)	14,926,771	14,926,771
Invesco Liquid Assets Portfolio, Institutional Class, 5.30%(e)(f)	10,485,670	10,488,816
Invesco Treasury Portfolio, Institutional Class, 5.22%(e)(f)	17,059,167	17,059,167
Total Money Market Funds (Cost $42,472,744)		42,474,754
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.51% (Cost $186,328,800)		218,056,149
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–4.34%
Invesco Private Government Fund, 5.30%(e)(f)(g)	2,553,263	$2,553,263
Invesco Private Prime Fund, 5.48%(e)(f)(g)	6,860,679	6,862,738
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $9,416,001)		9,416,001
TOTAL INVESTMENTS IN SECURITIES–104.85% (Cost $195,744,801)		227,472,150
OTHER ASSETS LESS LIABILITIES—(4.85)%		(10,527,588)
NET ASSETS–100.00%		$216,944,562
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2024.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2024 was $7,663,390, which represented 3.53% of the Fund’s Net Assets.
(e)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$13,538,323	$55,548,450	$(54,160,002)	$-	$-	$14,926,771	$526,741
Invesco Liquid Assets Portfolio, Institutional Class	9,495,073	39,677,464	(38,685,714)	403	1,590	10,488,816	379,083
Invesco Treasury Portfolio, Institutional Class	15,472,369	63,483,943	(61,897,145)	-	-	17,059,167	600,102
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	683,311	25,522,076	(23,652,124)	-	-	2,553,263	39,757*
Invesco Private Prime Fund	1,757,085	57,181,898	(52,078,115)	86	1,784	6,862,738	103,216*
Total	$40,946,161	$241,413,831	$(230,473,100)	$489	$3,374	$51,890,755	$1,648,899

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of May 31, 2024.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage U.S. Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$167,918,005	$—	$—	$167,918,005
Equity Linked Notes	—	7,663,390	—	7,663,390
Money Market Funds	42,474,754	9,416,001	—	51,890,755
Total Investments	$210,392,759	$17,079,391	$—	$227,472,150
Invesco Income Advantage U.S. Fund